Hedging Instruments - Summary of the Impact of Hedging Instruments on Consolidated Statements of Financial Position (Details) - Forward Foreign Currency Contracts € in Thousands, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2026 USD ($)	Dec. 31, 2025 USD ($)	Mar. 31, 2026 EUR (€)	Mar. 31, 2026 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 EUR (€)
Disclosure of detailed information about hedging instruments [line items]
Notional amount | €			€ 1,382,650		€ 500,000		€ 970,000
Carrying amount				$ 26,484		$ 40,615
Carrying amount				926
Changes in fair value (gain/(loss)) used for calculating hedge ineffectiveness	$ (16,447)	$ 103,553
Other Non Current Liabilities
Disclosure of detailed information about hedging instruments [line items]
Carrying amount				$ 3,897